                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments - Schwab 1000 Index Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                   Schwab Investments - Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2004 - January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS

SCHWAB 1000 INDEX(R)FUND
(Formerly Schwab 1000 Fund(R))

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited


The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten Holding
 o   Non-income producing security
 /   Issuer is affiliated with the fund's adviser
 >   Security is valued at fair value
 @   All or a portion of this security is on loan

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 100.0%  COMMON STOCK                                    3,834,654     6,569,263
   0.0%  PREFERRED STOCK                                       376           399
   0.0%  U.S. TREASURY
         OBLIGATION                                            399           399
   0.0%  WARRANTS                                               --            39
--------------------------------------------------------------------------------
 100.0%  TOTAL INVESTMENTS                               3,835,429     6,570,100
  15.4%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                            1,014,832     1,014,832
(15.4)%  OTHER ASSETS AND
         LIABILITIES, NET                                            (1,011,853)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                              6,573,079

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK 100.0% of net assets

      AEROSPACE / DEFENSE 1.7%
      --------------------------------------------------------------------------
    @ The Boeing Co.    420,982                                           21,302
    @ Crane Co.    31,950                                                    911
      General Dynamics Corp.    105,300                                   10,872
      Goodrich Corp.    62,992                                             2,161
    @ L-3 Communications Holdings, Inc.
      56,700                                                               4,049
      Lockheed Martin Corp.    234,384                                    13,550
      Northrop Grumman Corp.    189,594                                    9,836
      Raytheon Co.    235,800                                              8,819
      Rockwell Automation, Inc.    98,500                                  5,580
      Rockwell Collins, Inc.    93,200                                     3,998
      Textron, Inc.    72,900                                              5,247
      United Technologies Corp.    268,627                                27,045
                                                                     -----------
                                                                         113,370
      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
   @o AMR Corp.    85,500                                                    735
      FedEx Corp.    157,760                                              15,090
   @o JetBlue Airways Corp.    54,500                                      1,079
    @ Sabre Holdings Corp., Class A    72,300                              1,525
      Southwest Airlines Co.    415,925                                    6,023
    @ United Parcel Service, Inc., Class B
      592,400                                                             44,240
                                                                     -----------
                                                                          68,692
      ALCOHOLIC BEVERAGES  0.4%
      -------------------------------------------------------------------------
    @ Adolph Coors Co., Class B    19,500                                  1,455
      Anheuser-Busch Cos., Inc.    421,200                                20,715
      Brown-Forman Corp., Class B    64,956                                3,133
    o Constellation Brands, Inc., Class A
      56,500                                                               2,933
                                                                     -----------
                                                                          28,236
      APPAREL  0.4%
      --------------------------------------------------------------------------
   @o Coach, Inc.    99,628                                                5,589
      Jones Apparel Group, Inc.    67,700                                  2,277
      Liz Claiborne, Inc.    56,700                                        2,378
      Nike, Inc., Class B    137,800                                      11,938
      Reebok International Ltd.    31,600                                  1,407
    o Timberland Co., Class A    18,700                                    1,229
      VF Corp.    57,900                                                   3,077
                                                                     -----------
                                                                          27,895
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
      American Axle & Manufacturing Holdings,
      Inc.    28,100                                                         755
      ArvinMeritor, Inc.    36,800                                           701
      BorgWarner, Inc.    29,400                                           1,579
      Carlisle Cos., Inc.    16,600                                        1,047
    @ Cooper Tire & Rubber Co.    39,700                                     858
      Cummins, Inc.    22,600                                              1,755
      Dana Corp.    79,789                                                 1,266
    @ Danaher Corp.    162,300                                             8,907
    @ Delphi Corp.    300,600                                              2,282
      Donaldson Co., Inc.    46,600                                        1,453
      Eaton Corp.    79,800                                                5,426

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Ford Motor Co.    923,170                                           12,158
    @ General Motors Corp.    297,534                                     10,952
    @ Gentex Corp.    41,200                                               1,394
    @ Genuine Parts Co.    90,175                                          3,817
    @ Harley-Davidson, Inc.    155,500                                     9,347
      Lear Corp.    36,300                                                 1,960
    o Navistar International Corp.    36,800                               1,432
    @ Oshkosh Truck Corp.    18,700                                        1,372
    @ Polaris Industries, Inc.    23,200                                   1,566
      Thor Industries, Inc.    30,800                                      1,064
                                                                     -----------
                                                                          71,091
      BANKS  7.7%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp.    188,275                                          4,696
      Associated Banc-Corp.    58,987                                      1,948
      Bancorpsouth, Inc.    41,900                                           913
  (7) Bank of America Corp.    2,139,536                                  99,210
      Bank of Hawaii Corp.    27,650                                       1,325
      The Bank of New York Co., Inc.
      400,700                                                             11,905
      Banknorth Group, Inc.    91,800                                      3,292
      BB&T Corp.    292,781                                               11,556
      City National Corp.    26,300                                        1,836
      The Colonial BancGroup, Inc.    66,800                               1,348
      Comerica, Inc.    90,274                                             5,223
    @ Commerce Bancorp, Inc. N.J.    40,600                                2,336
      Commerce Bancshares, Inc.    36,724                                  1,765
      Compass Bancshares, Inc.    65,212                                   3,054
      Cullen/Frost Bankers, Inc.    27,900                                 1,310
      Doral Financial Corp.    57,900                                      2,504
      Fifth Third Bancorp    295,430                                      13,729
      First Horizon National Corp.    65,000                               2,767
      First Midwest Bancorp, Inc. Illinois
      24,900                                                                 859
      FirstMerit Corp.    45,300                                           1,201
    @ FNB Corp.    24,740                                                    489
      Fulton Financial Corp.    60,991                                     1,332
      Greater Bay Bancorp    28,100                                          766
      Hibernia Corp., Class A    83,200                                    2,190
      Hudson City Bancorp, Inc.    98,900                                  3,478
      Hudson United Bancorp    24,100                                        886
      Huntington Bancshares, Inc.    122,735                               2,819
      JPMorgan Chase & Co.    1,873,576                                   69,941
    @ KeyCorp, Inc.    215,146                                             7,190
      M&T Bank Corp.    63,201                                             6,469
      Marshall & Ilsley Corp.    115,870                                   4,960
      Mellon Financial Corp.    223,388                                    6,557
      Mercantile Bankshares Corp.    41,575                                2,105
      National City Corp.    348,450                                      12,387
      North Fork Bancorp., Inc.    246,462                                 7,074
    @ Northern Trust Corp.    116,050                                      5,065
      Park National Corp.    7,770                                           942
      Peoples Bank-Bridgeport    49,500                                    1,833
      PNC Financial Services Group, Inc.
      149,230                                                              8,039
      Popular, Inc.    141,400                                             3,773
      Regions Financial Corp.    243,444                                   7,790
      Sky Financial Group, Inc.    49,530                                  1,316
      The South Financial Group, Inc.    31,700                              968
      State Street Corp.    177,100                                        7,936
      SunTrust Banks, Inc.    188,463                                     13,573
      Synovus Financial Corp.    161,962                                   4,394
      TCF Financial Corp.    73,500                                        2,066
      Trustmark Corp.    31,300                                              866
      U.S. Bancorp    988,253                                             29,697
      UCBH Holdings, Inc.    24,200                                        1,067
      UnionBanCal Corp.    78,100                                          4,809
      Valley National Bancorp    52,918                                    1,365
      Wachovia Corp.    843,616                                           46,272
      Wells Fargo & Co.    887,332                                        54,394
      Westamerica Bancorp.    17,600                                         914
      WestCorp., Inc.    27,300                                            1,244
      Whitney Holding Corp.    21,700                                        989
      Wilmington Trust Corp.    35,300                                     1,227
      Zions Bancorp.    47,100                                             3,194
                                                                     -----------
                                                                         505,153
      BUSINESS MACHINES & SOFTWARE  8.2%
      --------------------------------------------------------------------------
    o 3Com Corp.    200,150                                                  735
    @ Adobe Systems, Inc.    125,500                                       7,141
    o Apple Computer, Inc.    198,800                                     15,288
    o Ascential Software Corp.    31,900                                     456
    @ Autodesk, Inc.    119,800                                            3,519
    o Avocent Corp.    25,200                                                920
    o BEA Systems, Inc.    217,600                                         1,854
    o BMC Software, Inc.    113,400                                        1,909
    o Cisco Systems, Inc.    3,556,500                                    64,159
    o Compuware Corp.    206,100                                           1,422
    o Comverse Technology, Inc.    103,500                                 2,313
    o Dell, Inc.    1,326,700                                             55,403
      Diebold, Inc.    37,718                                              2,031
    o EMC Corp.    1,275,100                                              16,704
      Fair Isaac Corp.    37,925                                           1,310
    o Foundry Networks, Inc.    70,000                                       720
    o Gateway, Inc.    201,400                                               953
    @ Hewlett-Packard Co.    1,603,540                                    31,413
      IKON Office Solutions, Inc.    78,600                                  845
    o Integrated Device Technology, Inc.
      56,300                                                                 661
@(10) International Business Machines Corp.
      904,900                                                             84,536
   @o Juniper Networks, Inc.    278,700                                    7,004
   @o Lexmark International, Inc., Class A
      67,600                                                               5,634
    o Maxtor Corp.    131,700                                                623
      Microchip Technology, Inc.    108,400                                2,824

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
 @(3) Microsoft Corp.    5,719,000                                       150,295
    o NCR Corp.    99,102                                                  3,387
    o Network Appliance, Inc.    185,000                                   5,890
    o Novell, Inc.    200,400                                              1,156
    o Oracle Corp.    2,719,214                                           37,444
   @o Peregrine Systems, Inc.    2,104                                        42
      Pitney Bowes, Inc.    123,300                                        5,516
    o Sandisk Corp.    85,000                                              2,099
   >o Seagate Escrow Security    126,560                                      --
    o Siebel Systems, Inc.    266,100                                      2,318
    o Storage Technology Corp.    59,400                                   1,870
    o Sun Microsystems, Inc.    1,757,600                                  7,663
    o Sybase, Inc.    51,900                                               1,010
    o Tech Data Corp.    30,400                                            1,278
    o The Titan Corp.    43,700                                              734
      Total System Services, Inc.    105,500                               2,491
    o Unisys Corp.    175,750                                              1,380
   @o Xerox Corp.    441,350                                               7,009
                                                                     -----------
                                                                         541,959
      BUSINESS SERVICES  4.4%
      ---------------------------------------------------------
   @o Affiliated Computer Services, Inc., Class
      A    68,100                                                          3,690
    o Allied Waste Industries, Inc.    171,865                             1,428
   @o Apollo Group, Inc., Class A    101,950                               7,971
      Aramark Corp., Class B    99,100                                     2,576
      Automatic Data Processing, Inc.    311,100                          13,527
    o BearingPoint, Inc.    104,400                                          824
    o The BISYS Group, Inc.    63,500                                        976
   @o Brocade Communications Systems, Inc.
      138,200                                                                857
   @o Career Education Corp.    53,700                                     2,164
      CDW Corp.    44,600                                                  2,609
      Cendant Corp.    535,148                                            12,603
    o Ceridian Corp.    80,200                                             1,419
      Certegy, Inc.    34,800                                              1,218
    o Checkfree Corp.    48,300                                            1,884
    o ChoicePoint, Inc.    46,966                                          2,160
    @ Cintas Corp.    90,000                                               3,915
    o Citrix Systems, Inc.    88,000                                       1,888
    o Cognizant Technology Solutions Corp.,
      Class A    70,200                                                    2,661
    @ Computer Associates International, Inc.
      308,879                                                              8,398
   @o Computer Sciences Corp.    98,796                                    5,090
    o Convergys Corp.    76,800                                            1,097
    o Copart, Inc.    47,700                                               1,096
    o Corinthian Colleges, Inc.    47,400                                    911
    @ Corporate Executive Board Co.    20,000                              1,278
      Deluxe Corp.    27,100                                               1,037
   @o DeVry, Inc.    37,600                                                  667
    o DST Systems, Inc.    44,800                                          2,172
    o Dun & Bradstreet Corp.    37,100                                     2,155
    o Earthlink, Inc.    85,700                                              860
   @o eBay, Inc.    347,500                                               28,321
    o Education Management Corp.    38,900                                 1,242
    @ Electronic Data Systems Corp.    257,600                             5,518
      Equifax, Inc.    74,700                                              2,114
      First Data Corp.    451,743                                         18,404
    o Fiserv, Inc.    102,289                                              3,913
      Friedman Billings Ramsey Group, Inc.,
      Class A    75,500                                                    1,486
    o Gartner, Inc., Class A    62,500                                       706
    @ Global Payments, Inc.    20,000                                      1,146
    @ GTECH Holdings Corp.    63,400                                       1,482
    @ H&R Block, Inc.    89,200                                            4,309
   @o IAC/InterActiveCorp    369,527                                       8,954
    o ICOS Corp.    33,800                                                   846
      IMS Health, Inc.    125,500                                          2,934
    o Interpublic Group of Cos., Inc.    222,350                           2,902
   @o Intuit, Inc.    100,300                                              3,912
   @o Invitrogen Corp.    27,500                                           1,889
   @o Iron Mountain, Inc.    68,550                                        1,933
    o ITT Educational Services, Inc.    24,300                             1,194
      Jack Henry & Associates, Inc.    47,900                                996
    o Jacobs Engineering Group, Inc.    29,800                             1,514
   @o Lamar Advertising Co., Class A    55,100                             2,368
      Manpower, Inc.    46,600                                             2,267
    o McAfee, Inc.    82,500                                               2,133
   @o Mercury Interactive Corp.    48,200                                  2,110
    o Monster Worldwide, Inc.    60,500                                    1,893
      National Instruments Corp.    41,700                                 1,140
    @ Omnicom Group, Inc.    98,400                                        8,353
      Paychex, Inc.    198,842                                             6,063
    o Perot Systems Corp., Class A    59,700                                 881
   @o Pixar, Inc.    29,600                                                2,580
    o Polycom, Inc.    53,300                                                921
   @o Red Hat, Inc.    94,600                                              1,026
      Republic Services, Inc.    80,200                                    2,644
      The Reynolds & Reynolds Co., Class A
      36,000                                                                 982
    @ Robert Half International, Inc.    91,800                            2,785
      The ServiceMaster Co.    153,200                                     1,975
   @o Sirius Satellite Radio, Inc.    651,600                              4,314
    o Stericycle, Inc.    22,600                                           1,162
    o SunGard Data Systems, Inc.    153,000                                4,114
   @o Symantec Corp.    331,400                                            7,738
    o Synopsys, Inc.    83,400                                             1,418
    o VeriSign, Inc.    129,635                                            3,350
    o Veritas Software Corp.    228,279                                    5,871
      Viad Corp.    11,825                                                   328
      Waste Management, Inc.    306,475                                    8,888
    o WebMD Corp.    164,700                                               1,243
    o Yahoo! Inc.    715,412                                              25,190
                                                                     -----------
                                                                         288,583

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CHEMICALS  1.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    119,400                            7,034
      Airgas, Inc.    39,700                                                 934
    o Bio-Rad Laboratories, Inc., Class A
      13,600                                                                 799
      Cabot Corp.    33,200                                                1,162
    o Celgene Corp.    87,000                                              2,379
      Cytec Industries, Inc.    21,000                                     1,071
      Dow Chemical Co.    494,752                                         24,589
      E.I. du Pont de Nemours & Co.    524,689                            24,954
      Eastman Chemical Co.    41,425                                       2,243
    @ Ecolab, Inc.    135,700                                              4,566
      Lubrizol Corp.    27,700                                               998
      Lyondell Chemical Co.    94,900                                      2,792
      Monsanto Co.    140,548                                              7,608
      PPG Industries, Inc.    89,200                                       6,135
      Praxair, Inc.    171,700                                             7,409
      Rohm & Haas Co.    117,314                                           5,190
      RPM International, Inc.    62,100                                    1,095
      Sigma-Aldrich Corp.    37,100                                        2,332
      Valspar Corp.    27,100                                              1,328
                                                                     -----------
                                                                         104,618
      CONSTRUCTION  0.9%
      --------------------------------------------------------------------------
      Centex Corp.    65,200                                               3,997
    @ D.R. Horton, Inc.    123,133                                         4,898
    @ Florida Rock Industries, Inc.    23,100                              1,443
      Fluor Corp.    44,100                                                2,361
    o Hovnanian Enterprises, Inc., Class A
      32,400                                                               1,693
      KB Home    24,300                                                    2,640
      Lafarge North America, Inc.    37,000                                2,007
    @ Lennar Corp., Class A    82,200                                      4,642
      Martin Marietta Materials, Inc.    26,200                            1,415
    @ Masco Corp.    234,300                                               8,622
      MDC Holdings, Inc.    22,579                                         1,644
    o NVR, Inc.    3,000                                                   2,374
      Pulte Homes, Inc.    66,500                                          4,394
      The Ryland Group, Inc.    24,900                                     1,615
      The Sherwin-Williams Co.    76,400                                   3,301
      Standard-Pacific Corp.    17,700                                     1,178
    @ The Stanley Works    43,400                                          2,064
   @o Toll Brothers, Inc.    39,200                                        3,060
      Vulcan Materials Co.    54,600                                       3,084
    o West Corp.    36,100                                                 1,205
                                                                     -----------
                                                                          57,637
      CONSUMER DURABLES  0.3%
      --------------------------------------------------------------------------
      Black & Decker Corp.    41,650                                       3,432
    @ Ethan Allen Interiors, Inc.    20,000                                  705
      Furniture Brands International, Inc.
      30,000                                                                 711
      Hillenbrand Industries, Inc.    33,100                               1,798
      Leggett & Platt, Inc.    102,300                                     2,915
      Maytag Corp.    42,050                                                 661
   @o Mohawk Industries, Inc.    35,639                                    3,154
    @ Newell Rubbermaid, Inc.    144,509                                   3,110
    o United Rentals, Inc.    41,400                                         704
      Whirlpool Corp.    35,300                                            2,410
                                                                     -----------
                                                                          19,600
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Ball Corp.    60,400                                                 2,580
      Bemis Co.    56,800                                                  1,647
    o Crown Holdings, Inc.    88,600                                       1,195
    o Owens-Illinois, Inc.    79,300                                       1,802
    o Pactiv Corp.    84,350                                               1,873
    o Sealed Air Corp.    44,999                                           2,309
    @ Sonoco Products Co.    52,141                                        1,354
                                                                     -----------
                                                                          12,760
      ELECTRONICS  4.8%
      --------------------------------------------------------------------------
    @ Acxiom Corp.    45,600                                               1,052
   @o ADC Telecommunications, Inc.    431,800                              1,110
   @o Adelphia Communications, Class A
      75,707                                                                  28
    o Advanced Micro Devices, Inc.    186,900                              2,953
    o Agere Systems, Inc., Class A    895,900                              1,290
    o Agilent Technologies, Inc.    252,900                                5,592
    o Alliant Techsystems, Inc.    19,700                                  1,312
    o Altera Corp.    195,900                                              3,761
    @ American Power Conversion Corp.
      106,600                                                              2,267
    o Amkor Technology, Inc.    93,300                                       413
    o Amphenol Corp., Class A    46,800                                    1,841
    @ Analog Devices, Inc.    196,900                                      7,067
    o Andrew Corp.    82,400                                               1,076
    o Applied Materials, Inc.    892,800                                  14,196
    o Applied Micro Circuits Corp.    164,700                                545
    o Arrow Electronics, Inc.    60,500                                    1,428
    o Atmel Corp.    252,900                                                 774
   @o Avid Technology, Inc.    16,500                                      1,040
   @o Avnet, Inc.    64,300                                                1,152
    @ AVX Corp.    93,200                                                  1,081
   @o Broadcom Corp., Class A    164,400                                   5,233
    o Cadence Design Systems, Inc.    141,050                              1,880
    o CIENA Corp.    254,200                                                 648
    o Cymer, Inc.    19,300                                                  512
    o Cypress Semiconductor Corp.    64,600                                  736
    o Emulex Corp.    44,500                                                 728
    o Energizer Holdings, Inc.    41,300                                   2,338

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Fairchild Semiconductor International,
      Inc., Class A    63,200                                                902
    o Getty Images, Inc.    30,300                                         2,112
      Harman International Industries, Inc.
      34,600                                                               4,209
    @ Harris Corp.    35,800                                               2,319
    o Integrated Circuit Systems, Inc.    38,600                             733
    @ Intel Corp.    3,374,200                                            75,751
    o Interactive Data Corp.    49,800                                     1,062
    o International Rectifier Corp.    34,400                              1,347
    @ Intersil Corp., Class A    74,600                                    1,106
      ITT Industries, Inc.    47,800                                       4,077
    o Jabil Circuit, Inc.    107,100                                       2,524
    o JDS Uniphase Corp.    728,155                                        1,558
   @o KLA-Tencor Corp.    104,400                                          4,829
   @o Lam Research Corp.    69,900                                         1,871
    @ Linear Technology Corp.    163,000                                   6,152
    o LSI Logic Corp.    203,400                                           1,243
   @o Lucent Technologies, Inc.    2,265,519                               7,386
    @ Maxim Integrated Products, Inc.
      169,729                                                              6,621
   @o Micron Technology, Inc.    321,100                                   3,343
    o MKS Instruments, Inc.    27,800                                        435
      Molex, Inc.    101,721                                               2,921
    @ Motorola, Inc.    1,230,286                                         19,365
    o National Semiconductor Corp.    189,000                              3,200
   @o Novellus Systems, Inc.    81,800                                     2,139
    o Nvidia Corp.    86,900                                               1,992
   @o Omnivision Technologies, Inc.    29,200                                474
      PerkinElmer, Inc.    68,100                                          1,566
    o QLogic Corp.    49,700                                               1,903
      Qualcomm, Inc.    854,500                                           31,822
   @o Rambus, Inc.    52,600                                                 949
    o RF Micro Devices, Inc.    99,500                                       544
    o Sanmina -- SCI Corp.    277,452                                      1,715
    @ Scientific-Atlanta, Inc.    81,400                                   2,467
    o Semtech Corp.    39,600                                                728
    o Silicon Laboratories, Inc.    26,700                                   910
    o Solectron Corp.    514,500                                           2,557
    @ Symbol Technologies, Inc.    123,770                                 2,265
      Tektronix, Inc.    45,400                                            1,308
    o Tellabs, Inc.    221,536                                             1,577
   @o Teradyne, Inc.    102,600                                            1,439
    @ Texas Instruments, Inc.    912,055                                  21,169
    o Thermo Electron Corp.    87,384                                      2,616
    o Varian Semiconductor Equipment
      Associates, Inc.    19,200                                             658
   @o Vishay Intertechnology, Inc.    86,150                               1,126
    o Waters Corp.    63,900                                               3,136
    o Western Digital Corp.    110,500                                     1,190
    o Western Wireless Corp., Class A
      45,400                                                               1,715
      Xilinx, Inc.    182,800                                              5,336
    o Zebra Technologies Corp., Class A
      38,025                                                               1,937
                                                                     -----------
                                                                         312,357
      ENERGY: RAW MATERIALS  1.7%
      --------------------------------------------------------------------------
    @ Anadarko Petroleum Corp.    132,280                                  8,758
      Apache Corp.    171,720                                              9,345
      Arch Coal, Inc.    28,300                                            1,034
      Baker Hughes, Inc.    175,820                                        7,613
    @ BJ Services Co.    85,000                                            4,084
    @ Burlington Resources, Inc.    208,734                                9,124
    o Cooper Cameron Corp.    28,900                                       1,630
    @ Devon Energy Corp.    253,032                                       10,291
    @ ENSCO International, Inc.    80,300                                  2,749
      EOG Resources, Inc.    61,800                                        4,589
    o FMC Technologies, Inc.    35,600                                     1,090
    o Forest Oil Corp.    28,700                                             967
    o Grant Prideco, Inc.    65,200                                        1,278
    @ Halliburton Co.    233,460                                           9,602
    @ Massey Energy Co.    40,500                                          1,536
   @o Noble Corp.    70,500                                                3,761
      Noble Energy, Inc.    30,500                                         1,805
    @ Occidental Petroleum Corp.    206,300                               12,044
      Peabody Energy Corp.    33,100                                       2,805
   @o Reliant Energy, Inc.    158,100                                      1,968
   @o Rowan Cos., Inc.    56,000                                           1,577
    o Smith International, Inc.    53,800                                  3,185
    @ Tidewater, Inc.    30,000                                            1,163
      Valero Energy Corp.    134,676                                       7,007
   @o Weatherford International Ltd.    69,900                             3,794
      Western Gas Resources, Inc.    35,800                                1,090
                                                                     -----------
                                                                         113,889
      FOOD & AGRICULTURE  3.5%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    59,900                                             1,429
    @ Archer-Daniels-Midland Co.    342,436                                8,287
      Campbell Soup Co.    216,200                                         6,339
      The Coca-Cola Co.    1,285,700                                      53,344
      Coca-Cola Enterprises, Inc.    243,700                               5,349
    @ ConAgra Foods, Inc.    279,359                                       8,241
    o Dean Foods Co.    83,750                                             2,951
    o Del Monte Foods Co.    111,695                                       1,260
      General Mills, Inc.    200,250                                      10,611
      H.J. Heinz Co.    185,200                                            7,002
      Hershey Foods Corp.    136,200                                       7,966
      Hormel Foods Corp.    74,400                                         2,344
    @ The J.M. Smuckers Co.    26,800                                      1,250
      Kellogg Co.    209,200                                               9,339
    @ Kraft Foods, Inc., Class A    236,600                                8,040
      McCormick & Co., Inc.    72,400                                      2,691
      The Pepsi Bottling Group, Inc.    137,500                            3,761
      PepsiAmericas, Inc.    72,300                                        1,536

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PepsiCo, Inc.    890,760                                            47,834
    o Performance Food Group Co.    24,600                                   669
      Sara Lee Corp.    416,100                                            9,770
    o The Scotts Co., Class A    17,200                                    1,169
   @o Smithfield Foods, Inc.    59,400                                     1,798
    @ Supervalu, Inc.    72,000                                            2,276
      Sysco Corp.    336,200                                              11,757
      Tootsie Roll Industries, Inc.    28,561                                919
      Tyson Foods, Inc., Class A    188,082                                3,229
      Wm. Wrigley Jr. Co.    118,700                                       8,355
                                                                     -----------
                                                                         229,516
      GOLD  0.1%
      --------------------------------------------------------------------------
    @ Newmont Mining Corp.    213,538                                      8,881

      HEALTHCARE / DRUGS & MEDICINE  11.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    820,900                                      36,957
    o Accredo Health, Inc.    25,700                                         765
      Allergan, Inc.    70,100                                             5,324
      AmerisourceBergen Corp.    59,995                                    3,497
   @o Amgen, Inc.    665,240                                              41,405
    o Amylin Pharmaceuticals, Inc.    50,200                               1,125
    o Andrx Corp.    38,700                                                  845
      Applied Biosystems Group -- Applera
      Corp.    106,300                                                     2,131
    o Barr Pharmaceuticals, Inc.    54,225                                 2,578
      Bausch & Lomb, Inc.    28,200                                        2,055
      Baxter International, Inc.    323,300                               10,915
      Beckman Coulter, Inc.    33,000                                      2,211
      Becton Dickinson & Co.    131,700                                    7,461
   @o Biogen Idec, Inc.    177,860                                        11,554
      Biomet, Inc.    134,400                                              5,709
   @o Boston Scientific Corp.    443,684                                  14,668
    @ Bristol-Myers Squibb Co.    1,024,900                               24,024
    @ C.R. Bard, Inc.    54,500                                            3,695
      Cardinal Health, Inc.    226,256                                    12,743
   @o Caremark Rx, Inc.    245,856                                         9,613
   @o Cephalon, Inc.    29,900                                             1,471
    o Charles River Laboratories International,
      Inc.    24,600                                                       1,166
   @o Chiron Corp.    98,712                                               3,243
    o Community Health Systems, Inc.
      47,200                                                               1,368
      Cooper Cos., Inc.    16,900                                          1,296
    o Covance, Inc.    33,300                                              1,415
    o Coventry Health Care, Inc.    56,680                                 3,225
    o Cytyc Corp.    58,900                                                1,475
    o Dade Behring Holdings, Inc.    21,900                                1,252
    o DaVita, Inc.    51,150                                               2,146
      Dentsply International, Inc.    42,550                               2,386
   @o Edwards Lifesciences Corp.    31,700                                 1,290
      Eli Lilly & Co.    594,968                                          32,271
    o Endo Pharmaceutical Holdings, Inc.
      70,700                                                               1,485
   @o Express Scripts, Inc.    40,800                                      3,027
    o Forest Laboratories, Inc.    194,700                                 8,086
    o Gen-Probe, Inc.    25,800                                            1,259
    o Genzyme Corp.    120,200                                             6,997
    o Gilead Sciences, Inc.    226,400                                     7,494
      Guidant Corp.    165,672                                            12,010
    @ HCA, Inc.    215,472                                                 9,593
    @ Health Management Associates, Inc.,
      Class A    128,728                                                   2,842
   @o Health Net, Inc.    60,000                                           1,745
    o Henry Schein, Inc.    23,400                                         1,593
    o Hospira, Inc.    83,260                                              2,405
    o Human Genome Sciences, Inc.    69,400                                  829
   @o Humana, Inc.    83,900                                               2,875
    o Idexx Laboratories, Inc.    18,700                                   1,085
    o ImClone Systems, Inc.    40,300                                      1,691
    o Inamed Corp.    18,800                                               1,301
    o IVAX Corp.    131,656                                                1,979
  (6) Johnson & Johnson    1,561,220                                     101,011
    o King Pharmaceuticals, Inc.    129,266                                1,359
   @o Laboratory Corp. of America Holdings
      74,800                                                               3,579
    o Lincare Holdings, Inc.    52,700                                     2,187
      Manor Care, Inc.    47,800                                           1,651
   @o Martek Biosciences Corp.    14,800                                     782
      McKesson Corp.    153,328                                            5,288
    o Medco Health Solutions, Inc.    142,422                              6,063
      Medicis Pharmaceutical Corp., Class A
      29,400                                                               1,061
    o Medimmune, Inc.    132,750                                           3,140
      Medtronic, Inc.    635,000                                          33,331
      Merck & Co., Inc.    1,166,708                                      32,726
    o Millennium Pharmaceuticals, Inc.
      161,620                                                              1,489
    @ Mylan Laboratories, Inc.    144,312                                  2,400
    o NBTY, Inc.    35,700                                                   977
    o Neurocrine Biosciences, Inc.    19,000                                 869
      Omnicare, Inc.    55,000                                             1,691
   @o Pacificare Health Systems, Inc.    45,000                            2,769
    o Par Pharmaceutical Cos., Inc.    18,300                                694
   @o Patterson Cos., Inc.    72,100                                       3,358
  (8) Pfizer, Inc.    3,971,612                                           95,954
    o Pharmaceutical Product Development,
      Inc.    30,100                                                       1,248
    o Protein Design Labs, Inc.    50,300                                  1,015
      Quest Diagnostics    54,500                                          5,194
    o Renal Care Group, Inc.    35,650                                     1,360
    o Respironics, Inc.    18,800                                          1,089
    @ Schering-Plough Corp.    772,000                                    14,328
      Select Medical Corp.    52,000                                         922
    o Sepracor, Inc.    45,600                                             2,607
    o St. Jude Medical, Inc.    185,000                                    7,267

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

    o Steris Corp.    37,300                                                 885
      Stryker Corp.    211,500                                            10,393
    o Techne Corp.    22,100                                                 771
    o Tenet Healthcare Corp.    249,409                                    2,477
    o Triad Hospitals, Inc.    40,500                                      1,648
      UnitedHealth Group, Inc.    350,181                                 31,131
      Universal Health Services, Class B
      29,200                                                               1,257
      Valeant Pharmaceuticals International
      44,600                                                               1,114
   @o Varian Medical Systems, Inc.    72,800                               2,747
   @o Watson Pharmaceuticals, Inc.    58,000                               1,730
    o WellPoint, Inc.    156,050                                          18,960
      Wyeth    702,700                                                    27,848
    o Zimmer Holdings, Inc.    128,500                                    10,132
                                                                     -----------
                                                                         770,077
      HOUSEHOLD PRODUCTS  2.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    47,250                                2,563
    @ Avon Products, Inc.    249,700                                      10,542
      Church & Dwight Co., Inc.    32,550                                  1,121
      Clorox Co.    111,700                                                6,637
      Colgate-Palmolive Co.    278,200                                    14,617
      The Estee Lauder Cos., Inc., Class A
      65,200                                                               2,943
      The Gillette Co.    528,610                                         26,811
      International Flavors & Fragrances,
      Inc.    50,200                                                       2,120
      Procter & Gamble Co.    1,352,100                                   71,972
                                                                     -----------
                                                                         139,326
      INSURANCE  4.7%
      --------------------------------------------------------------------------
      Aetna, Inc.    80,865                                               10,274
      AFLAC, Inc.    268,000                                              10,589
    o Alleghany Corp.    4,020                                             1,071
    o Allmerica Financial Corp.    28,500                                    931
    @ The Allstate Corp.    362,448                                       18,282
      AMBAC Financial Group, Inc.    57,400                                4,413
      American Financial Group, Inc.    39,200                             1,207
  (9) American International Group, Inc.
      1,370,071                                                           90,822
      American National Insurance Co.    14,300                            1,511
      AON Corp.    168,312                                                 3,827
      Arthur J. Gallagher & Co.    48,400                                  1,435
      Brown & Brown, Inc.    36,900                                        1,596
    @ Chubb Corp.    100,700                                               7,500
      CIGNA Corp.    72,900                                                5,850
      Cincinnati Financial Corp.    85,519                                 3,773
   @o CNA Financial Corp.    135,900                                       3,593
      Erie Indemnity Co., Class A    34,300                                1,827
      Fidelity National Financial, Inc.
      87,584                                                               3,838
      First American Corp.    42,000                                       1,553
    @ Hartford Financial Services Group, Inc.
      153,200                                                             10,309
      HCC Insurance Holdings, Inc.    34,300                               1,127
      Jefferson-Pilot Corp.    74,487                                      3,717
      Lincoln National Corp.    92,400                                     4,263
      Loews Corp.    97,400                                                6,623
    o Markel Corp.    5,300                                                1,807
      Marsh & McLennan Cos., Inc.    275,300                               8,947
      MBIA, Inc.    75,400                                                 4,504
      Mercury General Corp.    29,100                                      1,656
      Metlife, Inc.    388,900                                            15,459
      MGIC Investment Corp.    51,900                                      3,316
      Nationwide Financial Services, Inc., Class
      A    30,200                                                          1,116
    @ Odyssey Re Holdings Corp.    34,900                                    862
      Old Republic International Corp.    97,162                           2,254
    @ The PMI Group, Inc.    47,800                                        1,901
    @ Principal Financial Group, Inc.    165,700                           6,724
    @ The Progressive Corp.    106,800                                     8,934
      Protective Life Corp.    36,900                                      1,519
      Prudential Financial, Inc.    269,800                               14,545
      Radian Group, Inc.    48,800                                         2,340
      Reinsurance Group of America, Inc.
      32,500                                                               1,528
      Safeco Corp.    74,300                                               3,440
    @ The St. Paul Travelers Cos., Inc.
      351,622                                                             13,200
      Stancorp Financial Group, Inc.    15,400                             1,309
      Torchmark Corp.    58,000                                            3,167
      Transatlantic Holdings, Inc.    35,125                               2,134
      Unitrin, Inc.    36,200                                              1,551
    @ UnumProvident Corp.    158,871                                       2,728
    @ W.R. Berkley Corp.    44,750                                         2,135
                                                                     -----------
                                                                         307,007
      MEDIA  3.9%
      --------------------------------------------------------------------------
   @o American Tower Corp., Class A
      113,800                                                              2,062
      Belo Corp., Class A    61,400                                        1,436
   @o Cablevision Systems Corp., NY Group,
      Class A    163,900                                                   4,489
    @ Clear Channel Communications, Inc.
      310,829                                                             10,080
   @o Comcast Corp., Class A    1,183,080                                 38,083
   @o The DIRECTV Group, Inc.    731,583                                  11,010
    @ Dow Jones & Co., Inc.    43,850                                      1,672
    @ The E.W. Scripps Co., Class A    86,750                              4,022
   @o EchoStar Communications Corp., Class A
      110,900                                                              3,384
    o Emmis Communications Corp., Class A
      29,400                                                                 517

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Entercom Communications Corp.
      27,500                                                                 862
    o Fox Entertainment Group, Inc., Class A
      225,800                                                              7,598
      Gannett Co., Inc.    144,000                                        11,526
      Harte-Hanks, Inc.    46,900                                          1,240
      John Wiley & Sons, Class A    33,100                                 1,114
    @ Knight-Ridder, Inc.    42,800                                        2,787
      Lee Enterprises, Inc.    24,000                                      1,069
      McClatchy Co., Class A    24,700                                     1,727
      The McGraw-Hill Cos., Inc.    100,750                                9,118
      Media General, Inc., Class A    12,700                                 812
      Meredith Corp.    27,000                                             1,297
      Metro-Goldwyn-Mayer, Inc.    132,655                                 1,581
    @ New York Times Co., Class A    77,326                                3,006
    @ R.R. Donnelley & Sons Co.    109,400                                 3,659
    o Radio One, Inc., Class A    56,200                                     877
   @o Time Warner, Inc.    2,313,030                                      41,635
      Tribune Co.    163,300                                               6,529
   @o Univision Communications, Inc., Class A
      170,410                                                              4,654
   @o Valassis Communications, Inc.    28,000                                951
      Viacom, Inc., Class B    914,379                                    34,143
    @ The Walt Disney Co.    1,079,121                                    30,895
      Washington Post, Class B    5,100                                    4,664
    o Westwood One, Inc.    52,100                                         1,258
   @o XM Satellite Radio Holdings, Inc., Class A
      108,500                                                              3,462
                                                                     -----------
                                                                         253,219
      MISCELLANEOUS  0.5%
      --------------------------------------------------------------------------
    @ 3M Co.    412,500                                                   34,798

      MISCELLANEOUS FINANCE  8.5%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    42,143                                         1,798
    o Affiliated Managers Group, Inc.    15,250                              967
    @ Allied Capital Corp.    68,500                                       1,754
    @ American Capital Strategies Ltd.    34,700                           1,180
    @ American Express Co.    666,700                                     35,568
    o AmeriCredit Corp.    84,000                                          2,062
   @o Ameritrade Holding Corp.    221,500                                  2,864
      Astoria Financial Corp.    40,300                                    1,517
      The Bear Stearns Cos., Inc.    54,471                                5,505
   @o Berkshire Hathaway, Inc., Class A    615                            55,288
    o BOK Financial Corp.    31,606                                        1,331
    @ Capital One Financial Corp.    125,850                               9,852
    / The Charles Schwab Corp.    720,297                                  8,096
      Chicago Mercantile Exchange    17,300                                3,711
      CIT Group, Inc.    111,500                                           4,501
  (4) Citigroup, Inc.    2,720,201                                       133,426
      Countrywide Financial Corp.    296,238                              10,961
    o E*TRADE Financial Corp.    196,400                                   2,701
    @ Eaton Vance Corp.    71,000                                          1,777
      Fannie Mae    509,000                                               32,871
      Federated Investors, Inc., Class B
      58,250                                                               1,711
      Franklin Resources, Inc.    132,100                                  8,964
      Freddie Mac    362,900                                              23,694
    @ Golden West Financial Corp.    161,000                              10,404
    @ Goldman Sachs Group, Inc.    253,800                                27,372
      Independence Community Bank Corp.
      44,000                                                               1,729
      IndyMac Bancorp, Inc.    29,900                                      1,105
      International Bancshares Corp.    26,000                               996
    @ Investors Financial Services Corp.
      35,100                                                               1,769
      Janus Capital Group, Inc.    129,200                                 1,916
      Jefferies Group, Inc.    29,200                                      1,139
    o Knight Trading Group, Inc., Class A
      61,500                                                                 609
    @ Legg Mason, Inc.    53,400                                           4,124
      Lehman Brothers Holdings, Inc.
      142,570                                                             13,001
    o Leucadia National Corp.    55,950                                    2,026
      MBNA Corp.    673,180                                               17,893
    @ Merrill Lynch & Co., Inc.    493,500                                29,645
      Moody's Corp.    78,100                                              6,543
      Morgan Stanley    577,610                                           32,323
    @ New York Community Bancorp, Inc.
      140,882                                                              2,512
      Nuveen Investments, Inc., Class A
      49,800                                                               1,848
   @o Providian Financial Corp.    155,700                                 2,597
      Raymond James Financial, Inc.    39,150                              1,220
      SEI Investments Co.    54,300                                        2,029
      SLM Corp.    229,650                                                11,526
      Sovereign Bancorp, Inc.    179,758                                   4,088
      Student Loan Corp.    10,800                                         1,951
      T. Rowe Price Group, Inc.    66,700                                  3,992
      Waddell & Reed Financial, Inc., Class A
      44,200                                                                 967
      Washington Federal, Inc.    41,229                                   1,074
    @ Washington Mutual, Inc.    459,310                                  18,533
      Webster Financial Corp.    28,400                                    1,274
      Wesco Financial Corp.    3,890                                       1,478
                                                                     -----------
                                                                         559,782
      NON-DURABLES & ENTERTAINMENT  1.4%
      --------------------------------------------------------------------------
    o Activision, Inc.    71,400                                           1,614
      Applebee's International, Inc.    44,175                             1,231
    o Brinker International, Inc.    51,800                                1,948
      CBRL Group, Inc.    26,600                                           1,094
   @o The Cheesecake Factory    41,474                                     1,342
      Darden Restaurants, Inc.    84,750                                   2,505
    o Electronic Arts, Inc.    157,500                                    10,134

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Fortune Brands, Inc.    76,100                                       6,391
    @ Hasbro, Inc.    93,687                                               1,836
    @ International Game Technology    184,300                             5,769
      International Speedway Corp., Class A
      28,500                                                               1,565
   @o Krispy Kreme Doughnuts, Inc.    32,300                                 284
      Lancaster Colony Corp.    19,200                                       812
   @o Marvel Enterprises, Inc.    58,050                                   1,037
    o Mattel, Inc.    218,820                                              4,256
      McDonald's Corp.    663,800                                         21,500
      Outback Steakhouse, Inc.    39,075                                   1,799
      Regis Corp.    23,500                                                  938
    @ Ruby Tuesday, Inc.    34,800                                           885
    o Service Corp. International    161,700                               1,116
    o Starbucks Corp.    209,500                                          11,313
    @ Wendy's International, Inc.    59,700                                2,341
      Yum! Brands, Inc.    155,120                                         7,190
                                                                     -----------
                                                                          88,900
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    457,395                                              13,498
      Engelhard Corp.    67,087                                            2,016
    @ Freeport-McMoran Copper & Gold, Inc.,
      Class B    92,394                                                    3,401
    @ Phelps Dodge Corp.    48,000                                         4,622
                                                                     -----------
                                                                          23,537
      OIL: DOMESTIC  1.5%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    48,200                                         4,177
      Ashland, Inc.    36,900                                              2,265
    @ Chesapeake Energy Corp.    127,400                                   2,238
      ConocoPhillips    360,778                                           33,477
      Consol Energy, Inc.    48,200                                        2,034
    @ Diamond Offshore Drilling, Inc.    68,100                            2,981
    @ Kerr-McGee Corp.    80,004                                           4,940
    @ Marathon Oil Corp.    183,000                                        7,088
      Murphy Oil Corp.    48,440                                           4,325
   @o Nabors Industries Ltd.    78,700                                     3,966
   @o National-Oilwell, Inc.    45,700                                     1,685
    o Newfield Exploration Co.    30,100                                   1,842
      Patina Oil & Gas Corp.    36,800                                     1,350
      Patterson-UTI Energy, Inc.    87,000                                 1,692
    @ Pioneer Natural Resources Co.    77,000                              2,956
      Pogo Producing Co.    34,200                                         1,454
   @o Pride International, Inc.    72,800                                  1,703
      Sunoco, Inc.    39,500                                               3,456
    o Ultra Petroleum Corp.    39,900                                      2,056
      Unocal Corp.    138,834                                              6,604
    o Varco International, Inc.    52,400                                  1,604
      XTO Energy, Inc.    137,066                                          4,922
                                                                     -----------
                                                                          98,815
      OIL: INTERNATIONAL  3.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    1,125,392                                    61,221
  (2) Exxon Mobil Corp.    3,440,030                                     177,506
                                                                     -----------
                                                                         238,727
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    716,041                                             7,833
    @ Eastman Kodak Co.    151,000                                         4,997
    o Ingram Micro, Inc., Class A    81,200                                1,501
                                                                     -----------
                                                                          14,331
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Bowater, Inc.    29,800                                              1,132
    @ Georgia-Pacific Corp.    136,388                                     4,378
    @ International Paper Co.    255,645                                  10,009
      Kimberly-Clark Corp.    260,560                                     17,069
    @ Louisiana-Pacific Corp.    56,900                                    1,457
      MeadWestvaco Corp.    107,653                                        3,110
      Packaging Corp. of America    56,600                                 1,263
      Rayonier, Inc.    26,196                                             1,166
   @o Smurfit-Stone Container Corp.    132,600                             1,994
      Temple-Inland, Inc.    29,200                                        1,857
    @ Weyerhaeuser Co.    117,800                                          7,351
                                                                     -----------
                                                                          50,786
      PRODUCER GOODS & MANUFACTURING  5.1%
      --------------------------------------------------------------------------
   @o AGCO Corp.    47,500                                                   975
   @o American Standard Cos., Inc.    114,700                              4,593
      Ametek, Inc.    36,000                                               1,375
    @ Avery Dennison Corp.    57,000                                       3,425
      Blyth, Inc.    23,700                                                  744
    @ Briggs & Stratton Corp.    23,800                                      923
    @ Caterpillar, Inc.    179,500                                        15,993
    @ Cooper Industries Ltd., Class A    48,100                            3,343
      Deere & Co.    130,700                                               9,075
      Dover Corp.    107,000                                               4,098
    @ Emerson Electric Co.    221,100                                     14,867
      Fastenal Co.    40,800                                               2,453
   @o Fisher Scientific International, Inc.
      60,860                                                               3,843
  (1) General Electric Co.    5,553,600                                  200,652
      Graco, Inc.    37,050                                                1,321
      Harsco Corp.    22,000                                               1,201
      Herman Miller, Inc.    39,200                                        1,047
      HNI Corp.    31,300                                                  1,263
      Honeywell International, Inc.    450,663                            16,215
      Hubbell, Inc., Class B    32,138                                     1,591
      Illinois Tool Works, Inc.    158,942                                13,825
      Ingersoll-Rand Co., Class A    92,200                                6,858
      Johnson Controls, Inc.    100,100                                    5,922

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Millipore Corp.    26,100                                            1,136
    @ Pall Corp.    67,133                                                 1,808
      Parker Hannifin Corp.    63,575                                      4,143
      Pentair, Inc.    52,800                                              2,340
      Precision Castparts Corp.    33,300                                  2,341
      Roper Industries, Inc.    19,200                                     1,115
      Snap-On, Inc.    31,350                                              1,038
      SPX Corp.    40,800                                                  1,710
      Teleflex, Inc.    21,300                                             1,081
      The Timken Co.    47,800                                             1,231
      W.W. Grainger, Inc.    48,200                                        2,950
      York International Corp.    21,500                                     781
                                                                     -----------
                                                                         337,276
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      196,653                                                              9,475
    @ CSX Corp.    112,700                                                 4,505
      Norfolk Southern Corp.    206,400                                    7,207
      Union Pacific Corp.    136,961                                       8,163
                                                                     -----------
                                                                          29,350
      REAL PROPERTY  1.6%
      --------------------------------------------------------------------------
      AMB Property Corp.    43,900                                         1,634
    @ Annaly Mortgage Management, Inc.
      61,400                                                               1,203
    @ Apartment Investment & Management
      Co., Class A    50,600                                               1,817
      Archstone-Smith Trust    102,500                                     3,516
      Arden Realty, Inc.    34,500                                         1,163
      AvalonBay Communities, Inc.    38,200                                2,556
    @ Boston Properties, Inc.    56,700                                    3,276
    @ BRE Properties, Class A    26,900                                      989
    @ Camden Property Trust    21,200                                        961
      CarrAmerica Realty Corp.    28,200                                     856
      Catellus Development Corp.    55,398                                 1,486
      CBL & Associates Properties, Inc.
      16,300                                                               1,121
      Centerpoint Properties Trust    24,800                               1,053
      Cousins Properties, Inc.    26,100                                     791
      Crescent Real Estate Equity Co.    53,300                              883
      Developers Diversified Realty Corp.
      54,500                                                               2,166
      Duke Realty Corp.    73,000                                          2,270
      Equity Office Properties Trust    211,800                            5,926
      Equity Residential    147,800                                        4,662
      Essex Property Trust, Inc.    12,300                                   885
      Federal Realty Investment Trust    26,400                            1,246
      Forest City Enterprises, Inc., Class A
      26,750                                                               1,550
      General Growth Properties, Inc.
      115,630                                                              3,674
      Health Care Property Investors, Inc.
      69,600                                                               1,807
    @ Health Care Real Estate Investment
      Trust, Inc.    26,500                                                  888
      Healthcare Realty Trust, Inc.    23,000                                839
      Hospitality Properties Trust    35,900                               1,531
   @o Host Marriott Corp.    171,300                                       2,741
      iStar Financial, Inc.    57,800                                      2,419
      Kimco Realty Corp.    59,300                                         3,142
      Liberty Property Trust    42,900                                     1,675
      The Macerich Co.    31,000                                           1,773
      Mack-Cali Realty Corp.    31,200                                     1,310
      The Mills Corp.    25,900                                            1,449
      New Plan Excel Realty Trust    52,500                                1,327
      Pan Pacific Retail Properties, Inc.
      21,700                                                               1,256
      Plum Creek Timber Co., Inc.    96,400                                3,443
      ProLogis    96,608                                                   3,685
      Public Storage, Inc.    68,100                                       3,576
      Realty Income Corp.    40,800                                          951
      Regency Centers Corp.    32,100                                      1,586
      Shurgard Storage Centers, Inc., Class A
      24,500                                                               1,002
      Simon Property Group, Inc.    116,670                                6,918
    @ SL Green Realty Corp.    21,300                                      1,134
      The St. Joe Co.    40,800                                            2,807
    @ Thornburg Mortgage, Inc.    38,700                                   1,078
      Trizec Properties, Inc.    81,000                                    1,434
      United Dominion Realty Trust, Inc.
      68,100                                                               1,513
      Ventas, Inc.    43,000                                               1,101
      Vornado Realty Trust    66,900                                       4,625
      Weingarten Realty Investment    43,950                               1,571
                                                                     -----------
                                                                         104,265
      RETAIL  6.6%
      --------------------------------------------------------------------------
   @o 99 Cents Only Stores    38,766                                         581
      Abercrombie & Fitch Co., Class A
      49,900                                                               2,501
    o Advance Auto Parts, Inc.    39,300                                   1,694
    @ Albertson's, Inc.    193,242                                         4,421
   @o Amazon.com, Inc.    214,100                                          9,253
    o AnnTaylor Stores Corp.    36,450                                       783
   @o Autonation, Inc.    142,500                                          2,713
   @o AutoZone, Inc.    43,800                                             3,909
    o Barnes & Noble, Inc.    35,800                                       1,171
    o Bed, Bath & Beyond, Inc.    157,200                                  6,334
    @ Best Buy Co., Inc.    171,550                                        9,228
    o Big Lots, Inc.    62,800                                               707
    o BJ's Wholesale Club, Inc.    37,500                                  1,073
      Borders Group, Inc.    41,600                                        1,092
    o Carmax, Inc.    55,600                                               1,609
   @o Chico's FAS, Inc.    46,800                                          2,465

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Circuit City Stores, Inc.    106,100                                 1,519
      Claire's Stores, Inc.    48,900                                      1,009
    @ Costco Wholesale Corp.    243,008                                   11,487
      CVS Corp.    209,314                                                 9,702
      Dollar General Corp.    176,069                                      3,558
   @o Dollar Tree Stores, Inc.    61,800                                   1,683
      Family Dollar Stores, Inc.    88,600                                 2,964
      Federated Department Stores, Inc.
      95,200                                                               5,407
      Foot Locker, Inc.    76,900                                          2,070
    @ The Gap, Inc.    473,400                                            10,420
    @ Home Depot, Inc.    1,168,897                                       48,229
      J.C. Penney Co., Inc. Holding Co.
      146,300                                                              6,250
    o Kohl's Corp.    179,700                                              8,448
    o Kroger Co.    393,730                                                6,733
      Limitedbrands    239,997                                             5,688
      Lowe's Cos., Inc.    414,200                                        23,605
    @ The May Department Stores Co.
      152,050                                                              5,154
      Michaels Stores, Inc.    71,800                                      2,208
    @ The Neiman Marcus Group, Inc., Class
      A    26,200                                                          1,753
      Nordstrom, Inc.    73,700                                            3,556
    o O'Reilly Automotive, Inc.    29,200                                  1,335
    o Office Depot, Inc.    163,548                                        2,828
    @ OfficeMax, Inc.    46,400                                            1,369
      Pacific Sunwear of California    42,000                              1,029
    @ PETsMART, Inc.    76,800                                             2,322
      Pier 1 Imports, Inc.    47,800                                         847
      RadioShack Corp.    84,732                                           2,806
    o Rent-A-Center, Inc.    45,750                                        1,120
    o Rite Aid Corp.    276,900                                              980
      Ross Stores, Inc.    79,500                                          2,275
   @o Safeway, Inc.    237,180                                             4,471
      Saks, Inc.    73,640                                                 1,048
      Sears, Roebuck & Co.    112,100                                      5,633
      Staples, Inc.    262,060                                             8,580
      Talbots, Inc.    30,400                                                823
      Target Corp.    477,900                                             24,263
    @ Tiffany & Co.    77,100                                              2,423
    @ TJX Cos., Inc.    265,400                                            6,646
    o Toys 'R' Us, Inc.    114,580                                         2,458
    o Urban Outfitters, Inc.    42,600                                     1,792
 @(5) Wal-Mart Stores, Inc.    2,245,200                                 117,648
      Walgreen Co.    539,800                                             23,001
    @ Whole Foods Market, Inc.    32,200                                   2,879
   @o Williams-Sonoma, Inc.    62,700                                      2,169
                                                                     -----------
                                                                         431,722
      STEEL  0.1%
      --------------------------------------------------------------------------
    @ Nucor Corp.    83,800                                                4,706
    @ United States Steel Corp.    56,360                                  2,920
      Worthington Industries, Inc.    46,100                                 944
                                                                     -----------
                                                                           8,570
      TELEPHONE  3.2%
      --------------------------------------------------------------------------
      Adtran, Inc.    42,500                                                 761
    @ Alltel Corp.    162,367                                              8,937
    @ AT&T Corp.    417,617                                                8,014
   @o Avaya, Inc.    235,100                                               3,374
      BellSouth Corp.    964,600                                          25,311
      CenturyTel, Inc.    71,087                                           2,317
    @ Citizens Communications Co.    152,518                               2,058
    o Crown Castle International Corp.
      118,000                                                              1,935
   @o Level 3 Communications, Inc.    363,200                                995
   @o Liberty Media Corp., Class A    1,538,300                           16,060
    o Nextel Communications, Inc., Class A
      567,900                                                             16,293
    o Nextel Partners, Inc., Class A    98,000                             1,949
    o NTL, Inc.    46,700                                                  3,177
   @o Qwest Communications International, Inc.
      948,647                                                              3,984
      SBC Communications, Inc.    1,739,728                               41,336
    o Sprint Corp. (FON Group)    749,228                                 17,854
      Telephone & Data Systems, Inc.    30,000                             2,470
    o U.S. Cellular Corp.    46,100                                        2,070
      Verizon Communications, Inc.
      1,455,193                                                           51,790
                                                                     -----------
                                                                         210,685
      TOBACCO  1.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    1,078,900                                     68,866
    @ Reynolds American, Inc.    78,100                                    6,281
    @ UST, Inc.    87,300                                                  4,423
                                                                     -----------
                                                                          79,570
      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.    49,100                                            2,264
    o Caesars Entertainment, Inc.    162,600                               3,143
    @ Harrah's Entertainment, Inc.    59,200                               3,744
      Hilton Hotels Corp.    203,467                                       4,527
    @ Mandalay Resort Group    34,900                                      2,464
      Marriott International, Inc., Class A
      120,700                                                              7,626
   @o MGM Mirage    73,300                                                 5,264
      Starwood Hotels & Resorts Worldwide,
      Inc.    108,400                                                      6,275
      Station Casinos, Inc.    32,200                                      1,980
                                                                     -----------
                                                                          37,287

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TRUCKING & FREIGHT  0.3%
      --------------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.    45,200                              2,328
      CNF, Inc.    26,700                                                  1,253
      Expeditors International Washington,
      Inc.    56,400                                                       3,166
      J.B. Hunt Transport Services, Inc.
      43,000                                                               1,897
      Paccar, Inc.    91,770                                               6,484
      Ryder Systems, Inc.    34,500                                        1,571
    o Swift Transportation Co., Inc.    42,000                               937
      Werner Enterprises, Inc.    42,800                                     913
    o Yellow Roadway Corp.    25,300                                       1,432
                                                                     -----------
                                                                          19,981
      UTILITIES: ELECTRIC & GAS  3.5%
      --------------------------------------------------------------------------
    o The AES Corp.    334,106                                             4,694
      AGL Resources, Inc.    34,500                                        1,195
    o Allegheny Energy, Inc.    68,200                                     1,319
      Allete, Inc.    15,566                                                 644
      Alliant Energy Corp.    59,300                                       1,631
    @ Ameren Corp.    97,730                                               4,898
      American Electric Power Co., Inc.
      208,420                                                              7,347
      Aqua America, Inc.    49,675                                         1,194
   @o Calpine Corp.    221,700                                               738
      Centerpoint Energy, Inc.    164,217                                  1,847
    @ Cinergy Corp.    95,465                                              3,846
    @ Consolidated Edison, Inc.    128,100                                 5,620
      Constellation Energy Group, Inc.    89,750                           4,488
    @ Dominion Resources, Inc.    174,016                                 12,073
      DPL, Inc.    67,892                                                  1,765
      DTE Energy Co.    90,183                                             3,951
    @ Duke Energy Corp.    488,162                                        13,078
   @o Dynegy, Inc., Class A    202,300                                       900
      Edison International    171,600                                      5,572
   @o El Paso Corp.    327,146                                             3,556
      Energen Corp.    19,400                                              1,138
      Energy East Corp.    78,384                                          2,054
      Entergy Corp.    119,421                                             8,302
      Equitable Resources, Inc.    33,400                                  1,905
      Exelon Corp.    347,074                                             15,358
      FirstEnergy Corp.    173,398                                         6,894
      FPL Group, Inc.    97,600                                            7,480
    @ Great Plains Energy, Inc.    37,200                                  1,128
      Hawaiian Electric Industries, Inc.    40,400                         1,176
    @ KeySpan Corp.    84,834                                              3,348
      Kinder Morgan, Inc.    64,900                                        4,870
      MDU Resources Group, Inc.    60,800                                  1,626
    @ National Fuel Gas Co.    43,700                                      1,232
      Nicor, Inc.    23,700                                                  875
      NiSource, Inc.    138,080                                            3,162
      Northeast Utilities, Inc.    67,500                                  1,262
      NSTAR    28,400                                                      1,598
      OGE Energy Corp.    46,700                                           1,221
      Oneok, Inc.    54,800                                                1,518
      Peoples Energy Corp.    19,700                                         844
      Pepco Holdings, Inc.    92,025                                       2,011
    o PG&E Corp.    220,858                                                7,730
      Piedmont Natural Gas Co.    40,600                                     943
    @ Pinnacle West Capital Corp.    49,000                                2,043
      PPL Corp.    95,220                                                  5,142
    @ Progress Energy, Inc.    130,100                                     5,757
    @ Public Service Enterprise Group, Inc.
      123,900                                                              6,536
      Puget Energy, Inc.    50,600                                         1,215
      Questar Corp.    44,600                                              2,266
      SCANA Corp.    59,500                                                2,324
    @ Sempra Energy    121,438                                             4,520
    @ The Southern Co.    388,100                                         13,106
    @ TECO Energy, Inc.    100,800                                         1,614
      TXU Corp.    156,312                                                10,817
      Vectren Corp.    40,600                                              1,121
      Westar Energy, Inc.    38,900                                          906
      Williams Cos., Inc.    273,409                                       4,596
      Wisconsin Energy Corp.    63,200                                     2,160
      WPS Resources Corp.    19,500                                          997
      Xcel Energy, Inc.    212,435                                         3,864
                                                                     -----------
                                                                         227,015
      PREFERRED STOCK 0.0% OF NET ASSETS

      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------
      Simon Property Group LP    7,020                                       399

      WARRANTS 0.0% OF NET ASSETS

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires
      12/10/07    33,643                                                      39

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                           FACE
      SECURITY                                            AMOUNT        VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
      U.S. Treasury Bill
          2.13%, 03/17/05                                       400          399

      --------------------------------------------------------------------------

      END OF INVESTMENTS.
      At 01/31/05, the tax basis cost of the fund's investments was $3,848,559, and the unrealized gains and losses were $3,124,150 and $(402,609), respectively.

      The fund's portfolio holdings include $989,598 of securities on loan.

                                                           FACE
      SECURITY                                            AMOUNT        VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      15.4% OF NET ASSETS

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      3.0%
      --------------------------------------------------------------------------
      Bank of America
          2.30%, 02/01/05                                    37,724       37,724
      Concord Imperial Bank Corp.
          1.72%, 05/25/05                                    40,559       40,551
      Fortis Bank NY
          2.06%, 06/08/05                                    19,494       19,491
          1.78%, 06/06/05                                    17,024       17,023
      Skandinav Enskilda Bank
          2.47%, 02/17/05                                    61,298       61,298
      Societe Generale
          2.41%, 02/14/05                                    23,760       23,752
                                                                     -----------
                                                                         199,839
      SHORT-TERM INVESTMENTS  1.3%
      --------------------------------------------------------------------------
      ABN Amro Bank, Time Deposit
          2.50%, 02/01/05                                    47,031       47,031
      Chase Manhattan Bank, Time
      Deposit
          2.50%, 02/01/05                                    40,614       40,614
                                                                     -----------
                                                                          87,645


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  11.1%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      727,347,622                                                        727,348

      --------------------------------------------------------------------------

      END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments -- Schwab 1000 Index Fund

By: /s/ Evelyn Dilsaver
    -------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 17, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
     ------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 17, 2005
      ---------------

By: /s/ George Pereira
    -----------------------------
      George Pereira
      Principal Financial Officer

Date: March 17, 2005
      ----------------